ROK Share Capital (Details) - USD ($)				12 Months Ended
	Aug. 04, 2020	Jun. 19, 2020	Jun. 16, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jun. 01, 2020	Apr. 24, 2020
Equity [Abstract]
Shares to be issued in lieu of cash								375,000
Shares, Issued	225,000	150,000	200,000				100,000
Shares Issued, Value	$ 725,000	$ 360,000	$ 504,000	$ 17,731,000	$ 2,034,000	$ 764,000